Condensed consolidated financial information related to guaranteed debt securities - Cash flow (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed statement of cash flows [abstract]
Cash flows provided by (used in) operating activities	$ 14,363	$ 9,034	$ 13,628
Cash flows provided by (used in) investing activities	(9,678)	(10,446)	(14,501)
Cash flows provided by (used in) financing activities	(5,822)	(1,959)	(729)
Net increase (decrease) in cash and cash equivalents	(1,137)	(3,371)	(1,602)
Effect of exchange rate changes on cash and cash equivalents (net of overdraft)	436	(152)	(871)
Cash and cash equivalents at the beginning of the period (net of overdraft)	5,090	8,613	11,085
Cash and cash equivalents at the end of the period (net of overdraft)	4,390	5,090	8,613
Statoil ASA [member]
Condensed statement of cash flows [abstract]
Cash flows provided by (used in) operating activities	(92)	3,330	2,883
Cash flows provided by (used in) investing activities	3,658	(3,138)	(5,694)
Cash flows provided by (used in) financing activities	(4,459)	(3,308)	1,333
Net increase (decrease) in cash and cash equivalents	(892)	(3,116)	(1,478)
Effect of exchange rate changes on cash and cash equivalents (net of overdraft)	377	(81)	(677)
Cash and cash equivalents at the beginning of the period (net of overdraft)	4,274	7,471	9,625
Cash and cash equivalents at the end of the period (net of overdraft)	3,759	4,274	7,471
Statoil Petroleum AS [member]
Condensed statement of cash flows [abstract]
Cash flows provided by (used in) operating activities	9,506	7,262	8,348
Cash flows provided by (used in) investing activities	(9,070)	(6,785)	(17,219)
Cash flows provided by (used in) financing activities	(478)	(516)	8,986
Net increase (decrease) in cash and cash equivalents	(42)	(39)	115
Effect of exchange rate changes on cash and cash equivalents (net of overdraft)	23	(2)	(106)
Cash and cash equivalents at the beginning of the period (net of overdraft)	46	87	78
Cash and cash equivalents at the end of the period (net of overdraft)	27	46	87
Non-guarantor subsidiaries [Member]
Condensed statement of cash flows [abstract]
Cash flows provided by (used in) operating activities	5,235	1,561	4,567
Cash flows provided by (used in) investing activities	(4,711)	(5,393)	(5,630)
Cash flows provided by (used in) financing activities	(727)	3,616	824
Net increase (decrease) in cash and cash equivalents	(203)	(216)	(239)
Effect of exchange rate changes on cash and cash equivalents (net of overdraft)	36	(69)	(88)
Cash and cash equivalents at the beginning of the period (net of overdraft)	770	1,056	1,382
Cash and cash equivalents at the end of the period (net of overdraft)	603	770	1,056
Consodolidation Adjustments [Member]
Condensed statement of cash flows [abstract]
Cash flows provided by (used in) operating activities	(286)	(3,119)	(2,170)
Cash flows provided by (used in) investing activities	444	4,869	14,042
Cash flows provided by (used in) financing activities	(158)	(1,750)	(11,872)
Net increase (decrease) in cash and cash equivalents	0	0	0
Effect of exchange rate changes on cash and cash equivalents (net of overdraft)	0	0	0
Cash and cash equivalents at the beginning of the period (net of overdraft)	0	0	0
Cash and cash equivalents at the end of the period (net of overdraft)	$ 0	$ 0	$ 0